Shareholders' Equity per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Total Toyota Motor Corporation Shareholders' equity	$ 124,262	¥ 10,332,371	¥ 10,359,723
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,135,699	3,135,699	3,135,995
Toyota Motor Corporation Shareholders' equity per share	$ 39.63	¥ 3,295.08	¥ 3,303.49